UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08549

Oak Associates Funds

(Exact name of registrant as specified in charter)

101 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Leslie Manna

Oak Associates, ltd.

3875 Embassy Parkway, Suite 250

Akron, Ohio 44333-8334

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-462-5386

Date of fiscal year end: October 31

Date of reporting period: November 1, 2012 – January 31, 2013

Item 1. Schedule of Investments

White Oak

White Oak Select Growth Fund - Schedules of Investments

As of January 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (100.0%)
CONSUMER DISCRETIONARY (5.7%)
Internet & Catalog Retail (5.7%)
Amazon.com, Inc.(a)	51,300	$13,620,150

ENERGY (8.3%)
Energy Equipment & Services (4.6%)
Transocean, Ltd.	195,000	11,058,450

Oil, Gas & Consumable Fuels (3.7%)
Exxon Mobil Corp.	98,000	8,817,060

FINANCIALS (30.6%)
Capital Markets (9.6%)
The Charles Schwab Corp.	838,200	13,855,446
US Bancorp	280,000	9,268,000

		23,123,446

Commercial Banks (8.9%)
CIT Group, Inc.(a)	254,400	10,773,840
M&T Bank Corp.	60,000	6,161,400
TCF Financial Corp.	325,000	4,439,500

		21,374,740

Diversified Financial Services (5.8%)
JPMorgan Chase & Co.	295,400	13,898,570

Insurance (6.3%)
ACE, Ltd.	177,500	15,146,075

HEALTH CARE (14.9%)
Biotechnology (5.0%)
Amgen, Inc.	141,100	12,058,406

Health Care Equipment & Supplies (3.9%)
Stryker Corp.	149,000	9,334,850

Health Care Providers & Services (2.9%)
Express Scripts Holding Co.(a)	130,000	6,944,600

Pharmaceuticals (3.1%)
Teva Pharmaceutical Industries, Ltd. ADR	197,000	7,484,030

INFORMATION TECHNOLOGY (40.1%)
Communications Equipment (9.4%)
Cisco Systems, Inc.	630,000	12,959,100
Qualcomm, Inc.	146,100	9,646,983

		22,606,083

Computers & Peripherals (4.8%)
International Business Machines Corp.	56,900	11,554,683

Internet Software & Services (5.6%)
Google, Inc. - Class A(a)	17,900	13,526,851

IT Services (4.7%)
Cognizant Technology Solutions Corp. - Class A(a)	143,000	11,179,740

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment (9.6%)
Broadcom Corp. - Class A	257,000	$8,339,650
KLA-Tencor Corp.	267,300	14,677,443

		23,017,093

Software (6.0%)
Salesforce.com, Inc.(a)	52,600	9,054,038
Symantec Corp.(a)	250,000	5,442,500

		14,496,538

MATERIALS (0.4%)
Metals & Mining (0.4%)
Goldcorp, Inc.	30,000	1,058,700

TOTAL COMMON STOCKS (Cost $223,547,568)		240,300,065

SHORT TERM INVESTMENTS (0.0%)(b)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.010%)	55,677	55,677

TOTAL SHORT TERM INVESTMENTS (Cost $55,677)		55,677

TOTAL INVESTMENTS - (100.0%) (Cost $223,603,245)		$240,355,742

Assets in Excess of Other Liabilities - (0.0%)(b)		107,959

NET ASSETS - (100.0%)		$240,463,701

(a) Non-income producing security.

(b) Less than 0.05%.

Common Abbreviations:

ADR - American Depositary Receipt.

Ltd. - Limited.

The accompanying notes are an integral part of the quarterly schedules of investments.

Pin Oak

Pin Oak Equity Fund - Schedules of Investments

As of January 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (97.4%)
CONSUMER DISCRETIONARY (15.1%)
Auto Components (1.8%)
Visteon Corp.(a)	22,300	$1,255,267

Hotels, Restaurants & Leisure (0.7%)
Interval Leisure Group, Inc.	25,145	497,871

Household Durables (0.5%)
Garmin, Ltd.	9,300	352,377

Internet & Catalog Retail (2.4%)
Amazon.com, Inc.(a)	6,350	1,685,925

Media (9.7%)
DISH Network Corp. - Class A	56,100	2,090,847
The Interpublic Group of Cos., Inc.	152,000	1,840,720
News Corp. - Class A	109,000	3,023,660

		6,955,227

ENERGY (8.9%)
Energy Equipment & Services (8.9%)
Diamond Offshore Drilling, Inc.	35,600	2,673,204
Nabors Industries, Ltd.(a)	197,600	3,293,992
Pioneer Energy Services Corp.(a)	50,200	380,516

		6,347,712

FINANCIALS (34.6%)
Capital Markets (9.3%)
The Bank of New York Mellon Corp.	77,000	2,091,320
The Charles Schwab Corp.	204,000	3,372,120
Morgan Stanley	49,500	1,131,075

		6,594,515

Commercial Banks (16.8%)
CIT Group, Inc.(a)	73,000	3,091,550
First Bancorp	57,735	733,234
Great Southern Bancorp, Inc.	55,845	1,388,307
International Bancshares Corp.	99,500	1,945,225
SunTrust Banks, Inc.	51,200	1,452,544
Wells Fargo & Co.	97,000	3,378,510

		11,989,370

Consumer Finance (3.7%)
Capital One Financial Corp.	47,400	2,669,568

Insurance (4.8%)
Everest Re Group, Ltd.	8,400	972,804
The Travelers Cos., Inc.	31,000	2,432,260

		3,405,064

INDUSTRIALS (9.1%)
Aerospace & Defense (5.7%)
Lockheed Martin Corp.	21,100	1,832,957
Raytheon Co.	42,000	2,212,560

		4,045,517

Machinery (3.4%)
Parker Hannifin Corp.	26,000	2,417,220

Security Description	Shares	Value

INFORMATION TECHNOLOGY (28.5%)
Electronic Equipment & Instruments (1.2%)
Flextronics International, Ltd.(a)	138,000	$856,980

Internet Software & Services (6.8%)
Google, Inc. - Class A(a)	3,500	2,644,915
IAC/InterActive Corp.	52,856	2,180,310

		4,825,225

IT Services (9.6%)
Amdocs, Ltd.	92,672	3,307,464
Paychex, Inc.	43,049	1,404,689
The Western Union Co.	152,000	2,162,960

		6,875,113

Semiconductors & Semiconductor Equipment (1.6%)
KLA-Tencor Corp.	20,500	1,125,655

Software (9.3%)
BMC Software, Inc.(a)	47,000	1,952,850
Fair Isaac Corp.	41,750	1,881,672
Microsoft Corp.	103,300	2,837,651

		6,672,173

MATERIALS (1.2%)
Metals & Mining (1.2%)
Teck Resources, Ltd. - Class B	23,814	868,973

TOTAL COMMON STOCKS (Cost $67,229,439)		69,439,752

SHORT TERM INVESTMENTS (2.3%)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.010%)	1,659,276	1,659,276

TOTAL SHORT TERM INVESTMENTS (Cost $1,659,276)		1,659,276

TOTAL INVESTMENTS - (99.7%) (Cost $68,888,715)		$71,099,028

Assets in Excess of Other Liabilities - (0.3%)		219,077

NET ASSETS - (100.0%)		$71,318,105

(a) Non-income producing security.

Common Abbreviations:

Ltd. - Limited.

The accompanying notes are an integral part of the quarterly schedules of investments.

Rock Oak

Rock Oak Core Growth Fund - Schedules of Investments

As of January 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (96.3%)
CONSUMER DISCRETIONARY (14.0%)
Hotels, Restaurants & Leisure (7.6%)
Las Vegas Sands Corp.	5,000	$276,250
Wynn Resorts, Ltd.	1,800	225,396

		501,646

Media (2.4%)
DISH Network Corp. - Class A	4,200	156,534

Specialty Retail (4.0%)
Staples, Inc.	19,700	265,556

ENERGY (3.9%)
Energy Equipment & Services (3.9%)
Transocean, Ltd.	3,600	204,156
Weatherford International, Ltd.(a)	4,200	56,070

		260,226

FINANCIALS (20.0%)
Capital Markets (3.7%)
The Bank of New York Mellon Corp.	9,000	244,440

Commercial Banks (6.2%)
Comerica, Inc.	6,000	206,160
SunTrust Banks, Inc.	7,200	204,264

		410,424

Consumer Finance (7.1%)
American Express Co.	4,100	241,121
Capital One Financial Corp.	4,000	225,280

		466,401

Diversified Financial Services (3.0%)
Bank of America Corp.	17,500	198,100

HEALTH CARE (10.8%)
Biotechnology (3.0%)
Gilead Sciences, Inc.(a)	5,000	197,250

Health Care Equipment & Supplies (0.9%)
Intuitive Surgical, Inc.(a)	100	57,438

Health Care Providers & Services (4.1%)
AmerisourceBergen Corp.	5,900	267,683

Life Sciences Tools & Services (2.8%)
Illumina, Inc.(a)	3,700	187,331

INDUSTRIALS (6.3%)
Aerospace & Defense (6.3%)
General Dynamics Corp.	1,000	66,300
Honeywell International, Inc.	3,300	225,192
Lockheed Martin Corp.	1,400	121,618

		413,110

INFORMATION TECHNOLOGY (36.8%)
Communications Equipment (2.2%)
F5 Networks, Inc.(a)	1,400	146,832

Security Description	Shares	Value

Computers & Peripherals (8.8%)
Apple, Inc.	400	$182,124
EMC Corp.(a)	6,900	169,809
Western Digital Corp.	4,800	225,600

		577,533

IT Services (6.1%)
Cognizant Technology Solutions Corp. - Class A(a)	3,200	250,176
Mastercard, Inc. - Class A	300	155,520

		405,696

Semiconductors & Semiconductor Equipment (4.0%)
Broadcom Corp. - Class A	3,900	126,555
Linear Technology Corp.	3,700	135,494

		262,049

Software (15.7%)
CA, Inc.	8,300	206,006
Salesforce.com, Inc.(a)	1,250	215,162
Symantec Corp.(a)	13,200	287,364
VMware, Inc. - Class A(a)	3,000	229,440
Workday, Inc. - Class A(a)	1,800	96,156

		1,034,128

MATERIALS (4.5%)
Chemicals (4.5%)
CF Industries Holdings, Inc.	1,300	297,921

TOTAL COMMON STOCKS (Cost $4,867,778)		6,350,298

SHORT TERM INVESTMENTS (1.3%)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.010%)	83,844	83,844

TOTAL SHORT TERM INVESTMENTS (Cost $83,844)		83,844

TOTAL INVESTMENTS - (97.6%) (Cost $4,951,622)		$6,434,142

Assets in Excess of Other Liabilities - (2.4%)		155,883

NET ASSETS - (100.0%)		$6,590,025

(a) Non-income producing security.

Common Abbreviations:

Ltd. - Limited.

The accompanying notes are an integral part of the quarterly schedules of investments.

River Oak

River Oak Discovery Fund - Schedules of Investments

As of January 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.6%)
CONSUMER DISCRETIONARY (22.3%)
Diversified Consumer Services (8.9%)
Capella Education Co.(a)	9,100	$248,612
Coinstar, Inc.(a)	6,300	320,544
DeVry, Inc.	10,600	266,802
K12, Inc.(a)	10,000	184,600

		1,020,558

Hotels, Restaurants & Leisure (2.7%)
Ctrip.com International, Ltd. ADR(a)	15,700	311,017

Leisure Equipment & Products (2.7%)
LeapFrog Enterprises, Inc.(a)	34,300	309,043

Media (5.0%)
Morningstar, Inc.	3,300	223,377
Valassis Communications, Inc.	12,500	350,750

		574,127

Specialty Retail (3.0%)
Express, Inc.(a)	18,800	345,544

CONSUMER STAPLES (8.1%)
Beverages (3.8%)
The Boston Beer Co., Inc. - Class A(a)	3,100	435,054

Food Products (4.3%)
B&G Foods, Inc.	15,725	498,483

ENERGY (11.6%)
Energy Equipment & Services (9.1%)
Atwood Oceanics, Inc.(a)	4,700	248,019
Dril-Quip, Inc.(a)	5,100	413,559
Oceaneering International, Inc.	6,100	385,581

		1,047,159

Oil, Gas & Consumable Fuels (2.5%)
Alpha Natural Resources, Inc.(a)	32,400	287,064

FINANCIALS (18.4%)
Capital Markets (5.8%)
Janus Capital Group, Inc.	29,400	273,420
Stifel Financial Corp.(a)	10,700	394,295

		667,715

Commercial Banks (5.7%)
PrivateBancorp, Inc.	21,300	365,721
Zions Bancorporation	12,600	293,832

		659,553

Insurance (3.1%)
Assurant, Inc.	9,300	355,632

Thrifts & Mortgage Finance (3.8%)
ViewPoint Financial Group, Inc.	20,600	435,690

HEALTH CARE (2.9%)
Biotechnology (2.9%)
Cubist Pharmaceuticals, Inc.(a)	7,750	333,560

Security Description	Shares	Value

INFORMATION TECHNOLOGY (30.0%)
Computers & Peripherals (3.5%)
QLogic Corp.(a)	35,300	$407,715
STEC, Inc.(a)	100	506

		408,221

Electronic Equipment & Instruments (10.2%)
Dolby Laboratories, Inc. - Class A	9,500	306,945
Hollysys Automation Technologies, Ltd.(a)	37,200	490,296
Itron, Inc.(a)	4,800	222,672
Newport Corp.(a)	10,258	147,920

		1,167,833

Internet Software & Services (7.1%)
MercadoLibre, Inc.	6,200	548,080
Sohu.com, Inc.(a)	5,600	268,128

		816,208

IT Services (2.9%)
Unisys Corp.(a)	15,200	337,592

Semiconductors & Semiconductor Equipment (3.7%)
Veeco Instruments, Inc.(a)	13,500	424,575

Software (2.6%)
Fortinet, Inc.(a)	5,800	136,822
SolarWinds, Inc.(a)	2,900	157,818

		294,640

MATERIALS (3.2%)
Metals & Mining (3.2%)
Lynas Corp., Ltd. ADR(a)	50,000	34,480
Walter Energy, Inc.	8,900	334,195

		368,675

TELECOMMUNICATION SERVICES (3.1%)
Wireless Telecommunication Services (3.1%)
Boingo Wireless, Inc.(a)	45,100	349,074

TOTAL COMMON STOCKS (Cost $8,652,427)		11,447,017

SHORT TERM INVESTMENTS (0.5%)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.010%)	63,000	63,000

TOTAL SHORT TERM INVESTMENTS (Cost $63,000)		63,000

TOTAL INVESTMENTS - (100.1%) (Cost $8,715,427)		$11,510,017

Liabilities in Excess of Other Assets - (-0.1%)		(12,877)

NET ASSETS - (100.0%)		$11,497,140

(a) Non-income producing security.

Common Abbreviations:

ADR - American Depositary Receipt.

Ltd. - Limited.

The accompanying notes are an integral part of the quarterly schedules of investments.

Red Oak

Red Oak Technology Select Fund - Schedules of Investments

As of January 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (98.9%)
CONSUMER DISCRETIONARY (2.5%)
Internet & Catalog Retail (2.5%)
Amazon.com, Inc.(a)	6,450	$1,712,475

INDUSTRIALS (6.6%)
Aerospace & Defense (6.6%)
Huntington Ingalls Industries, Inc.	38,466	1,704,044
Northrop Grumman Corp.	45,000	2,926,800

		4,630,844

INFORMATION TECHNOLOGY (89.8%)
Communications Equipment (5.0%)
Cisco Systems, Inc.	142,000	2,920,940
Research In Motion, Ltd.(a)	43,100	559,438

		3,480,378

Computers & Peripherals (18.4%)
Apple, Inc.	3,960	1,803,028
Dell, Inc.	115,300	1,526,572
EMC Corp.(a)	26,000	639,860
Hewlett-Packard Co.	99,500	1,642,745
International Business Machines Corp.	13,600	2,761,752
Lexmark International, Inc. - Class A	76,000	1,828,560
Western Digital Corp.	55,900	2,627,300

		12,829,817

Electronic Equipment & Instruments (7.7%)
Arrow Electronics, Inc.(a)	48,900	1,878,738
Corning, Inc.	179,000	2,148,000
Flextronics International, Ltd.(a)	20,000	124,200
Ingram Micro, Inc. - Class A(a)	66,600	1,210,788

		5,361,726

Internet Software & Services (8.7%)
Google, Inc. - Class A(a)	3,850	2,909,406
IAC/InterActive Corp.	65,000	2,681,250
Yahoo!, Inc.(a)	25,100	492,713

		6,083,369

IT Services (17.3%)
Accenture PLC - Class A	50,900	3,659,201
Alliance Data Systems Corp.(a)	23,000	3,624,800
Computer Sciences Corp.	44,000	1,839,200
Total System Services, Inc.	124,000	2,883,000

		12,006,201

Semiconductors & Semiconductor Equipment (16.3%)
Applied Materials, Inc.	207,000	2,672,370
Intel Corp.	36,500	767,960
KLA-Tencor Corp.	65,100	3,574,641
Marvell Technology Group, Ltd.	124,400	1,150,700
NVIDIA Corp.	26,000	318,760
Spansion, Inc. - Class A(a)	94,662	1,088,613
Xilinx, Inc.	48,000	1,751,520

		11,324,564

Software (16.4%)
CA, Inc.	119,000	2,953,580
Check Point Software Technologies, Ltd.(a)	49,400	2,470,000
Symantec Corp.(a)	174,000	3,787,980

Security Description	Shares	Value

Software (continued)
Synopsys, Inc.(a)	66,800	$2,233,792

		11,445,352

TOTAL COMMON STOCKS
(Cost $72,668,846)		68,874,726

SHORT TERM INVESTMENTS (1.2%)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.010%)	819,019	819,019

TOTAL SHORT TERM INVESTMENTS (Cost $819,019)		819,019

TOTAL INVESTMENTS - (100.1%) (Cost $73,487,865)		$69,693,745

Liabilities in Excess of Other Assets - (-0.1%)		(37,274)

NET ASSETS - (100.0%)		$69,656,471

(a) Non-income producing security.

Common Abbreviations:

Ltd. - Limited.

PLC - Public Limited Company.

The accompanying notes are an integral part of the quarterly schedules of investments.

Black Oak

Black Oak Emerging Technology Fund - Schedules of Investments

As of January 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.9%)
HEALTH CARE (5.9%)
Life Sciences Tools & Services (5.9%)
Illumina, Inc.(a)	11,300	$572,119
Life Technologies Corp.(a)	15,200	983,288

		1,555,407

INFORMATION TECHNOLOGY (92.8%)
Communications Equipment (5.3%)
Qualcomm, Inc.	21,150	1,396,535

Computers & Peripherals (12.2%)
Apple, Inc.	1,500	682,965
NetApp, Inc.(a)	33,400	1,202,400
Western Digital Corp.	28,100	1,320,700

		3,206,065

Electronic Equipment & Instruments (13.0%)
Amphenol Corp. - Class A	12,000	810,840
Arrow Electronics, Inc.(a)	21,000	806,820
Dolby Laboratories, Inc. - Class A	9,800	316,638
Itron, Inc.(a)	24,800	1,150,472
Newport Corp.(a)	24,142	348,128

		3,432,898

Internet Software & Services (11.9%)
MercadoLibre, Inc.	16,000	1,414,400
NetEase.com, Inc. ADR	19,800	919,116
Sohu.com, Inc.(a)	16,900	809,172

		3,142,688

IT Services (9.4%)
Cognizant Technology Solutions Corp. - Class A(a)	19,150	1,497,147
Unisys Corp.(a)	43,500	966,135

		2,463,282

Semiconductors & Semiconductor Equipment (15.2%)
Lam Research Corp.(a)	23,800	979,132
Linear Technology Corp.	26,200	959,444
Marvell Technology Group, Ltd.	106,600	986,050
NVIDIA Corp.	56,650	694,529
TriQuint Semiconductor, Inc.(a)	74,600	391,650

		4,010,805

Software (25.8%)
ANSYS, Inc.(a)	16,600	1,221,760
CA, Inc.	44,500	1,104,490
Citrix Systems, Inc.(a)	14,200	1,038,872
Fortinet, Inc.(a)	22,700	535,493
Salesforce.com, Inc.(a)	6,800	1,170,484
VMware, Inc. - Class A(a)	15,200	1,162,496
Workday, Inc. - Class A(a)	10,300	550,226

		6,783,821

MATERIALS (0.6%)
Metals & Mining (0.6%)
Lynas Corp., Ltd. ADR(a)	250,000	172,400

TELECOMMUNICATION SERVICES (0.6%)
Wireless Telecommunication Services (0.6%)
Boingo Wireless, Inc.(a)	20,000	154,800

TOTAL COMMON STOCKS (Cost $24,394,391)		26,318,701

Security Description	Shares	Value

SHORT TERM INVESTMENTS (0.2%)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.010%)	53,713	$53,713

TOTAL SHORT TERM INVESTMENTS (Cost $53,713)		53,713

TOTAL INVESTMENTS - (100.1%) (Cost $24,448,104)		$26,372,414

Liabilities in Excess of Other Assets - (-0.1%)		(32,251)

NET ASSETS - (100.0%)		$26,340,163

(a) Non-income producing security.

Common Abbreviations:

ADR - American Depositary Receipt.

Ltd. - Limited.

The accompanying notes are an integral part of the quarterly schedules of investments.

Live Oak

Live Oak Health Sciences Fund - Schedules of Investments

As of January 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (98.6%)
HEALTH CARE (98.6%)
Biotechnology (4.4%)
Amgen, Inc.	16,800	$1,435,728
Targacept, Inc.(a)	23,881	107,226

		1,542,954

Health Care Equipment & Supplies (27.8%)
Baxter International, Inc.	5,800	393,472
Becton Dickinson and Co.	16,900	1,420,276
Boston Scientific Corp.(a)	147,500	1,101,825
CareFusion Corp.(a)	14,900	462,496
Covidien PLC	15,100	941,334
CR Bard, Inc.	13,100	1,337,117
Greatbatch, Inc.(a)	37,884	1,005,441
Medtronic, Inc.	19,000	885,400
Stryker Corp.	10,500	657,825
Zimmer Holdings, Inc.	21,300	1,588,980

		9,794,166

Health Care Providers & Services (28.8%)
AmerisourceBergen Corp.	44,200	2,005,354
Cardinal Health, Inc.	35,800	1,568,398
McKesson Corp.	17,750	1,867,833
Molina Healthcare, Inc.(a)	22,275	639,515
Patterson Cos., Inc.	29,200	1,054,996
PharMerica Corp.(a)	73,392	1,062,716
UnitedHealth Group, Inc.	16,700	922,007
WellPoint, Inc.	15,700	1,017,674

		10,138,493

Life Sciences Tools & Services (8.7%)
Agilent Technologies, Inc.	25,500	1,141,890
Techne Corp.	8,900	637,952
Waters Corp.(a)	14,000	1,281,980

		3,061,822

Pharmaceuticals (28.9%)
AstraZeneca PLC ADR	28,100	1,353,858
Eli Lilly & Co.	18,000	966,420
GlaxoSmithKline PLC ADR	25,600	1,167,616
Johnson & Johnson	13,700	1,012,704
Merck & Co., Inc.	27,500	1,189,375
Novartis AG ADR	16,700	1,132,594
Pfizer, Inc.	58,800	1,604,064
Sanofi ADR	22,892	1,114,383
Teva Pharmaceutical Industries, Ltd. ADR	16,700	634,433

		10,175,447

TOTAL COMMON STOCKS (Cost $25,565,836)		34,712,882

Security Description	Shares	Value

SHORT TERM INVESTMENTS (1.3%)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.010%)	465,022	$465,022

TOTAL SHORT TERM INVESTMENTS (Cost $465,022)		465,022

TOTAL INVESTMENTS - (99.9%) (Cost $26,030,858)		$35,177,904

Assets in Excess of Other Liabilities - (0.1%)		33,237

NET ASSETS - (100.0%)		$35,211,141

(a) Non-income producing security.

Common Abbreviations:

ADR - American Depositary Receipt.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

Ltd. - Limited.

PLC - Public Limited Company.

The accompanying notes are an integral part of the quarterly schedules of investments.

As of January 31, 2013 (Unaudited)

1. ORGANIZATION:

The Oak Associates Funds (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company with seven funds: White Oak Select Growth Fund, Pin Oak Equity Fund, Rock Oak Core Growth Fund and River Oak Discovery Fund (diversified funds); Red Oak Technology Select Fund, Black Oak Emerging Technology Fund and Live Oak Health Sciences Fund (non-diversified funds) (collectively referred to as “Funds” and individually referred to as a “Fund”). The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Funds.

Use of Estimates – These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the Schedule of Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value the Funds ultimately realize upon the sale of the securities.

Security Valuation – Investments in equity securities, which are traded on a national exchange, are stated at the last quoted sales price if readily available for such equity securities on each business day. Investments in equity securities, which are reported on the NASDAQ national market system are valued at the official closing price; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees. The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Funds’ Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates net asset value; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Security Transactions and Investment Income – Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

3. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (TAX BASIS):

At January 31, 2013, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds is as follows:

As of January 31, 2013	White Oak Select Growth	Pin Oak Equity	Rock Oak Core Growth	River Oak Discovery
Gross appreciation (excess of value over tax cost)	22,458,543	4,973,619	1,559,159	2,916,108
Gross depreciation (excess of tax cost over value)	(5,706,046)	(2,763,306)	(76,639)	(127,801)
Net unrealized appreciation/(depreciation)	16,752,497	2,210,313	1,482,520	2,778,307
Cost of investment for income tax purposes	223,603,245	68,888,715	4,951,622	8,721,710

As of January 31, 2013	Red Oak Technology Select	Black Oak Emerging Technology	Live Oak Health Sciences
Gross appreciation (excess of value over tax cost)	3,018,148	3,814,116	9,590,579
Gross depreciation (excess of tax cost over value)	(7,803,655)	(1,890,005)	(446,113)
Net unrealized appreciation/(depreciation)	(4,785,507)	1,924,111	9,144,466
Cost of investment for income tax purposes	74,479,252	24,448,303	26,033,438

4. FAIR VALUE MEASUREMENTS:

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable and unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 - Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 - Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability, and;

Level 3 - Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset and liability at the measurement date.

The following is a summary of the inputs used to value each Fund’s investments as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
WHITE OAK SELECT GROWTH FUND
Assets
Common Stocks	$240,300,065	$–	$–	$240,300,065
Short Term Investments	55,677	–	–	55,677
Total	$240,355,742	$–	$–	$240,355,742

PIN OAK EQUITY FUND
Assets
Common Stocks	$69,439,752	$–	$–	$69,439,752
Short Term Investments	1,659,276	–	–	1,659,276
Total	$71,099,028	$–	$–	$71,099,028

ROCK OAK CORE GROWTH FUND
Assets
Common Stocks	$6,350,298	$–	$–	$6,350,298
Short Term Investments	83,844	–	–	83,844
Total	$6,434,142	$–	$–	$6,434,142

RIVER OAK DISCOVERY FUND
Assets
Common Stocks	$11,447,017	$–	$–	$11,447,017
Short Term Investments	63,000	–	–	63,000
Total	$11,510,017	$–	$–	$11,510,017

RED OAK TECHNOLOGY SELECT FUND
Assets
Common Stocks	$68,874,726	$–	$–	$68,874,726
Short Term Investments	819,019	–	–	819,019
Total	$69,693,745	$–	$–	$69,693,745

BLACK OAK EMERGING TECHNOLOGY FUND
Assets
Common Stocks	$26,318,701	$–	$–	$26,318,701
Short Term Investments	53,713	–	–	53,713
Total	$26,372,414	$–	$–	$26,372,414

LIVE OAK HEALTH SCIENCES FUND
Assets
Common Stocks	$34,712,882	$–	$–	$34,712,882

Short Term Investments	465,022	–	–	465,022
Total	$35,177,904	$–	$–	$35,177,904

The above tables are presented by levels of disaggregation for each asset class. For detailed descriptions of the underlying industries, see the accompanying Statements of Investments. There were no significant transfers between Level 1 and Level 2 during the period. There were no Level 3 securities held during the period ended January 31, 2013.

Item 2. Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OAK ASSOCIATES FUNDS

By	/s/ Leslie Manna
Leslie Manna
President

Date:	April 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Leslie Manna
Leslie Manna
President and Principal Executive Officer

Date:	April 1, 2013

By	/s/ Pete Greenly
Pete Greenly
Treasurer and Principal Financial Officer

Date:	April 1, 2013